Countervailing ("CVD") and antidumping ("ADD") duty dispute - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of contingent liabilities [line items]
Export duties payable	$ 69	$ 0	$ 0
AR4 POI | Effective Date Nine
Disclosure of contingent liabilities [line items]
Cash Deposit Rate	5.06%
Cash Deposit Rate	6.06%
West Fraser Estimated Rate	6.80%
AR4 POI | Effective Date Eight
Disclosure of contingent liabilities [line items]
Cash Deposit Rate	7.57%
Cash Deposit Rate	1.40%
West Fraser Estimated Rate	6.80%
AR2 POI | Effective Date Five
Disclosure of contingent liabilities [line items]
Cash Deposit Rate	17.99%
AR POI Final Rate	5.08%
Cash Deposit Rate	5.57%
West Fraser Estimated Rate	4.65%
AR3 POI
Disclosure of contingent liabilities [line items]
Countervailing and antidumping, potential recovery, amount	$ 43
Combined Cash Deposit Rate	13.09%
AR3 POI | Effective Date Eight
Disclosure of contingent liabilities [line items]
Cash Deposit Rate	8.46%
Cash Deposit Rate	4.63%
USDOC
Disclosure of contingent liabilities [line items]
Export duties payable	$ 662